Employee Benefits - Sensitivity Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japan | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (11,855)	¥ (12,608)
Increase (decrease) in defined benefit obligation due to decrease in assumption	13,322	14,193
Japan | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	484	499
Increase (decrease) in defined benefit obligation due to decrease in assumption	(457)	(470)
Foreign | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	(19,559)	(19,158)
Increase (decrease) in defined benefit obligation due to decrease in assumption	18,972	17,699
Foreign | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in assumption	3,041	2,745
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (2,668)	¥ (3,995)